Risk Management (Details 1) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exchange rate	$ 5.2177	$ 5.5805
Exchange rate variation	(6.50%)
Japan, Yen
IfrsStatementLineItems [Line Items]
Exchange rate	$ 0.03957	$ 0.04847
Exchange rate variation	(18.40%)